STOCKHOLDERS' EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					3 Months Ended			12 Months Ended
	May 06, 2015	Mar. 03, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 22, 2014	Jul. 31, 2013	May 31, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 26, 2013
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			9,200,000	6,000,000
Share Price			$ 8.00	$ 5.75					$ 8.00			$ 5.75
Proceeds from Issuance of Common Stock			$ 68,300		$ 32,200			$ 0	$ 68,308		$ 68,307	$ 32,240	$ 7,126
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											15,000	782,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								73,126			284,748	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term											2 years 3 months
Cancellation Of Vested Shares								41,193			148,565
Aggregate Fair Value Cost of Induce Exchange Transaction													$ 2,200
Stock Issued During Period, Value, New Issues											$ 68,307
Preferred Stock, Par or Stated Value Per Share				$ 0.001				$ 0.001			$ 0.001	$ 0.001		$ 0.001
Proceeds from Issuance Initial Public Offering												$ 32,200
Warrant To Acquired													122,734
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4,750,000
Share Price	$ 10.00
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		9,200,000			6,000,000	1,340,000					9,200,000
Share Price		$ 8.00			$ 5.75
Stock Issued During Period, Value, New Issues						$ 6,700
Common Stock [Member] | Issuance Of Common Stock Upon Conversion Of Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued											4,000	11,306
Conversion of Stock, Shares Converted											2,000,000	5,653,000
Conversion of Stock, Description											The common shares issued were determined on a formula basis of 500 common shares for each share of Series A Convertible Preferred Stock converted.
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							2,173,134
Stock Issued During Period, Value, New Issues							$ 2,100
Two Owners [Member]
Class of Stock [Line Items]
Aggregate Fair Value Cost of Induce Exchange Transaction													$ 16,600
Two Owners [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues										1,350,000
Stock Issued During Period, Value, New Issues										$ 9,900
Creditor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							122,734
Stock Issued During Period, Value, New Issues							$ 100
Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period												782,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested											$ 4,300
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											797,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value											$ 1,700	$ 1,300
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options											$ 1,300
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued											500
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues											17,000
Sale of Stock, Price Per Share											$ 2.00
Preferred Stock, Par or Stated Value Per Share											$ 1,000